787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 21, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Fund VI

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Funds VI (the “Acquiring Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Acquiring Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the transfer of substantially all of the assets of FDP BlackRock CoreAlpha Bond Fund (the “Target Fund”), a series of FDP Series II, Inc., to BlackRock CoreAlpha Bond Fund (the “Acquiring Fund”), a series of the Acquiring Trust, in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and Investor A and Institutional Shares of the Acquiring Fund (the “Reorganization”). Shareholders of the Target Fund are not required to approve the Reorganization, which is expected to occur in the third quarter of 2019.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Jessica A. Herlihy, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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